Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company evaluated all events or transactions that occurred after June 30, 2024, up through the date the Company

NOTE 20 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Convertible note

On February 29, 2024, A SPAC I Acquisition Corp. (“ASCA”), A SPAC I Mini Acquisition Corp. (the then name of NewGenIvf Group Limited), NewGenIvf Limited (“NewGenIvf”, the “Company”), A SPAC I Mini Sub Acquisition Corp. (the “Merger Sub”), and certain buyers named therein led by JAK Opportunities VI LLC (collectively, the “Buyers” or “JAK”) entered into a securities purchase agreement (the “Securities Purchase Agreement”), pursuant to which the NewGenIvf Group Limited agreed to issue and sell to JAK, in a private placement, an aggregate of up to $3,500,000 principal amount of convertible notes (the “Notes”), consisting of one or more tranches: (i) an initial tranche (the “Initial Tranche”) of an aggregate principal amount of Notes of up to $1,750,000 and including an original issue discount of up to aggregate $122,500, and (ii) subsequent tranches of an aggregate principal amount of Notes of up to $1,750,000 and including an original issue discount of up to aggregate $122,500.

On April 3, 2024, JAK received a certain amount of ordinary shares of the NewGenIvf Group Limited (the “Commitment Shares”), which were converted from the Company ordinary shares issued to JAK in February 2024 and equaled 295,000 ordinary shares of the NewGenIvf Group Limited, as well as an additional 100,000 ordinary shares of the NewGenIvf Group Limited, which were converted from the Company ordinary shares transferred by another shareholder of the Company to JAK in March 2024. In addition, a subsequent tranche of the Notes in the principal amount of $250,000 was issued and sold to JAK shortly after the closing of the Business Combination. As such, as of April 4, 2024, an aggregate principal amount of Notes of $2,000,000 were issued and sold to JAK.

Business combination

On April 3, 2024, the Company completed the business combination with A SPAC I Acquisition Corp. After the combination, the combined company will be named “NewGenIvf Group Limited” (“NewGenIvf Group”) and its shares and warrants are expected to begin trading on the Nasdaq Capital Market under the tickers “NIVF”, and “NIVFW”, respectively, on April 4, 2024.